Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,665,670

		$3,665,670

Education — 2.4%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$108,663
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/24	150	175,787
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/26	165	204,857
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/27	125	159,291
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/28	185	241,943
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	211,618
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	436,356
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,099,460
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,409,600
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	600	775,080
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/25(1)	175	201,835
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/26(1)	180	210,929
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	515,610
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	527,660
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,216,807
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	573,375
University of California, 5.00%, 5/15/21	20	20,077

		$12,088,948

Electric Utilities — 5.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,356,714
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,487,751
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,298,112
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,153,410
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,194,460
Long Island Power Authority, NY, Electric System Revenue, 0.864%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	10,000	9,959,800
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,038,820
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,437,580

		$26,926,647

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 3.6%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,358,242
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,133,700
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	377,859
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,764,650
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,993,639
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,380,200
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,941,583

		$17,949,873

General Obligations — 14.8%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	$1,000	$1,218,270
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,313,510
Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,327,403
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	693,617
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,259,260
Connecticut, 4.00%, 6/1/32	700	838,789
Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,175,943
Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,319,786
Delaware Valley Regional Finance Authority, PA, 0.66%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(2)	4,900	4,850,804
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,093,010
Guilford, CT, 4.00%, 8/1/32	250	312,735
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,680,450
Illinois, 3.25%, 11/1/26	960	930,509
Illinois, 4.00%, 6/1/33	4,900	4,865,014
Illinois, 5.00%, 2/1/23	5,000	5,245,500
Illinois, 5.00%, 11/1/24	1,100	1,180,377
Illinois, 5.00%, 2/1/25	4,000	4,303,840
Illinois, 5.00%, 11/1/26	5,000	5,453,200
Illinois, 5.50%, 5/1/30	500	570,920
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	479,299
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,917,582
Millcreek Township School District, PA, 5.00%, 9/15/25	500	569,490
New York, NY, 5.00%, 8/1/24	2,000	2,294,960
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,737
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,095,590
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,242,780
Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,088,925
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,807,434
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,479,912

		$72,863,646

Security	Principal Amount (000’s omitted)	Value
Hospital — 8.5%
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	$3,000	$3,441,120
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,116,090
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	312,825
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	198,462
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,250,865
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,397,629
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	725,043
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	553,337
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	372,343
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,616,891
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,447,725
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	513,369
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,107,040
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	572,335
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,004,760
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,743,930
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/20	3,365	3,365,000
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,722,466
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,957,480
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,793,250
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/27(3)	1,200	1,443,396
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,131,550
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	960,261
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,751,866
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,748,715
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	380,246
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	540,090
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	277,613
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	301,772
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	963,380
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,409,568

		$42,120,417

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$155	$155,501
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	348,772
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	359,156
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/32	365	395,510
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/33	300	322,716
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	544,690
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	505	505,323
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

		$2,726,668

Industrial Development Revenue — 4.0%
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	$1,880	$2,056,720
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	860	827,741
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	415,025
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,287,640
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,049,020
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,631,876
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,473,100

		$19,741,122

Insured-Education — 1.9%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$548,665
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,113,087
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,613,912
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,048,994

		$9,324,658

Insured-Electric Utilities — 0.9%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,277,978
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,354,628
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/20	1,050	1,050,000
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	160	161,030
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	115	115,933
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	300	302,433

		$4,262,002

Insured-Escrowed/Prerefunded — 0.2%
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	$1,000	$1,099,340

		$1,099,340

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 12.4%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$303,590
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,109,600
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,841,332
Cambria County, PA, (AGM), 4.00%, 8/1/33	500	567,840
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,085	1,136,462
Cambria County, PA, (BAM), 5.00%, 8/1/22	1,850	2,016,574
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	465,544
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,691,980
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,105,482
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	685,706
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,813,456
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,480,400
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,033,652
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,165	1,324,092
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,353,200
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,042,330
Puerto Rico, (AGM), 4.125%, 7/1/20	1,325	1,325,000
Puerto Rico, (AGM), 5.25%, 7/1/24	500	515,715
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	242,647
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,877,057
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,095,070
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,969,040
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31(1)	910	1,137,036
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,882,600
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,257,729
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	715,585

		$60,988,719

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$297,805
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	365	354,368

		$652,173

Insured-Special Tax Revenue — 2.9%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,244,270
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,567,540
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,240,900
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,096,430

		$14,149,140

Insured-Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,076,350

		$5,076,350

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.3%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$509,520
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,683,950

		$6,193,470

Lease Revenue/Certificates of Participation — 1.9%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$317,220
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	315,887
California State Public Works Board, 5.00%, 11/1/26	2,725	3,111,841
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	514,855
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/28	5,000	5,212,450

		$9,472,253

Other Revenue — 2.6%
Black Belt Energy Gas District, AL, 0.50%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$4,735,450
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,143,030
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,158,310
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.969%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	2,000	1,980,700
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	808,807
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	240	240,300
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	749,864
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	675,214
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,172,700

		$12,880,375

Senior Living/Life Care — 4.2%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,933,046
Howard County, MD, (Vantage House), 5.00%, 4/1/21	90	90,684
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.464%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(2)	1,300	1,300,676
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,155,000
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	684,551
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	564,509
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	731,226
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	502,306
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	1,937,463
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,271,262
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,233,013
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,395,539
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,461,203

Security	Principal Amount (000’s omitted)	Value
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	$975	$1,000,525
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,186,631
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,246,743

		$20,694,377

Special Tax Revenue — 7.7%
Baltimore, MD, (Harbor Point), 3.05%, 6/1/28(3)	$190	$181,213
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(3)	200	190,098
Baltimore, MD, (Harbor Point), 3.20%, 6/1/30(3)	200	188,576
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	1,908,720
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/34	1,010	952,642
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,101,710
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	632,088
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	877,140
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,616,075
Michigan Trunk Line, 5.00%, 11/15/23	600	638,040
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,168,794
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,121,680
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,590,825
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	345	343,440
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,620,822
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,745,037
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,877,917
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,105,904
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	584,026
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	335,978
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	389,682
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,862,147
Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	610,540
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,071,240
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	276	173,612
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,129,548
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	1,830	1,842,901

		$37,860,395

Student Loan — 1.4%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/22	$125	$134,816
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/23	230	254,231
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	300	338,499
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	4,930	4,991,280
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,120,940

		$6,839,766

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$889,938
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	550,914
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,910,945
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	509,565
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,086,495
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	968,221
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	872,141
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,422,408
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,153,660
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,595,504
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	4,985,457
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	533,946
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,971,350
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,041,857
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,464,937
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,815,550
Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/22	5,000	5,058,900
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.33%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	4,000	3,999,680
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,718,659
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,098,570
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	976,419
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,439,380
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,096,170
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,036,270
Port of Seattle, WA, (AMT), 5.00%, 4/1/31	4,000	4,952,760
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	155	165,802
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	440,449

		$57,755,947

Water and Sewer — 2.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,079,930
Great Lakes Water Authority, MI, 5.00%, 7/1/24	150	173,917
Great Lakes Water Authority, MI, 5.00%, 7/1/25	100	119,326
Great Lakes Water Authority, MI, 5.00%, 7/1/26	300	366,771
Great Lakes Water Authority, MI, 5.00%, 7/1/27	300	375,606
Great Lakes Water Authority, MI, 5.00%, 7/1/28	220	283,613
Great Lakes Water Authority, MI, 5.00%, 7/1/29	460	602,099

Security	Principal Amount (000’s omitted)	Value
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	$1,000	$1,087,640
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,007,860
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	4,034,730
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,243,430

		$10,374,922

Total Tax-Exempt Municipal Securities — 92.3% (identified cost $438,438,074)		$455,706,878

Taxable Municipal Securities — 6.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.3%
Chicago, IL, 7.75%, 1/1/42	$2,650	$2,856,488
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	300,825
Granbury Independent School District, TX, (PSF Guaranteed), 1.766%, 8/1/30	630	654,242
Granbury Independent School District, TX, (PSF Guaranteed), 1.966%, 8/1/32	1,600	1,660,912
Lubbock-Cooper Independent School District, TX, (PSF Guaranteed), 2.076%, 2/15/35	4,140	4,133,459
Lubbock-Cooper Independent School District, TX, (PSF Guaranteed), 2.216%, 2/15/37	1,000	1,000,490
Mill Valley School District, CA, 1.30%, 8/1/22	250	251,255
Monroe Township Board of Education, NJ, 1.631%, 8/1/20	250	250,100
Oregon, 1.922%, 5/1/32	1,500	1,543,260
Oregon, 1.922%, 11/1/32	1,400	1,433,054
Oregon, Sustainability Bonds, 1.922%, 5/1/32	1,500	1,543,260
Prince George’s County, MD, 1.872%, 9/15/31	825	844,363

		$16,471,708

Senior Living/Life Care — 1.8%
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.33%, 11/15/21(1)	$495	$495,183
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.38%, 11/15/22(1)	360	360,137
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24(1)	4,000	4,009,160
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	3,675	3,764,376

		$8,628,856

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,166,319

		$1,166,319

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.3%
Pennsylvania Turnpike Commission, 1.812%, 12/1/20	$1,260	$1,262,558

		$1,262,558

Water and Sewer — 1.0%
Charleston, SC, Waterworks and Sewer System Revenue, 2.03%, 1/1/36	$1,500	$1,509,795
Dallas, TX, Waterworks and Sewer System Revenue, 2.03%, 10/1/32(1)	1,250	1,278,387
Dallas, TX, Waterworks and Sewer System Revenue, 2.23%, 10/1/34(1)	2,000	2,054,100

		$4,842,282

Total Taxable Municipal Securities — 6.6% (identified cost $31,899,308)		$32,371,723

Total Investments — 98.9% (identified cost $470,337,382)		$488,078,601

Other Assets, Less Liabilities — 1.1%		$5,627,336

Net Assets — 100.0%		$493,705,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	13.8%
Pennsylvania	11.0%
New York	10.3%
Others, representing less than 10% individually	63.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 8.1% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $12,006,395 or 2.4% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$455,706,878	$—	$455,706,878
Taxable Municipal Securities	—	32,371,723	—	32,371,723
Total Investments	$—	$488,078,601	$—	$488,078,601

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.